SCHEDULE OF OTHER EXPENSES (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Share issue costs		$ 60,179		$ 1,254,629
Write off of accounts (payable) receivable	(48,128)	40,409	(23,486)	(8,424)
Other	164	(3,307)	3,655	(9,036)
Total other expenses	$ (47,964)	$ 97,281	$ (19,831)	$ 1,237,169